Income Taxes Income Taxes - Valuation Allowance (Details) (USD $) In Millions, unless otherwise specified	Feb. 28, 2015	Mar. 01, 2014
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 866	$ 783
Deferred Tax Valuation Allowance, Partially Offset by Deferred Tax Recovery	$ 79	$ 781